RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Former Director [Member] | Bruno Bonifacio [Member]
Salary	$ 96,000
Chief Financial Officer [Member] | Burti, Leonardo P. [Member]
Principal Position	Chief Financial Officer and Director
Salary	$ 108,000
Chief Financial Officer [Member] | Farina, Fabio L [Member]
Salary	72,000
Former Director [Member] | Bonifacio, Paulo R [Member]
Salary	$ 168,000
Former Chief Executive Officer [Member] | Bruno Bonifacio [Member]
Principal Position	Chief Executive Officer and Director
Salary	$ 96,000
Former Chief Executive Officer [Member] | Bonifacio, Paulo R 1 [Member]
Principal Position	President
Salary	$ 168,000